UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (57.3%)
	Consumer Discretionary (11.8%)
1,368,000	Altice, SA*^ 7.750%, 05/15/22	$1,415,025
342,000	Brunswick Corp.*µ 4.625%, 05/15/21	340,076
1,328,000	Century Communities, Inc.*µ 6.875%, 05/15/22	1,296,460
1,955,000	Chrysler Group, LLC 8.000%, 06/15/19	2,064,969
1,055,000	Cogeco Cable, Inc.*µ 4.875%, 05/01/20	1,064,231
5,972,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	6,688,640
4,423,000	Dana Holding Corp.µ 6.750%, 02/15/21	4,724,317
	DISH DBS Corp.µ
6,606,000	5.125%, 05/01/20	6,742,249
5,336,000	7.875%, 09/01/19^	6,059,695
3,909,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	4,053,144
1,466,000	GameStop Corp.*^ 5.500%, 10/01/19	1,494,404
2,770,000	Golden Nugget Escrow, Inc.*^µ 8.500%, 12/01/21	2,766,538
1,295,000	Goodyear Tire & Rubber Companyµ 8.250%, 08/15/20	1,384,031
2,316,000	Hasbro, Inc.^µ 6.600%, 07/15/28	2,784,816
4,886,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	5,389,869
	L Brands, Inc.µ
2,932,000	7.600%, 07/15/37	3,303,997
1,906,000	5.625%, 02/15/22	2,070,393
665,000	6.950%, 03/01/33	719,031
1,377,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	1,527,609
	Meritage Homes Corp.µ
3,323,000	7.150%, 04/15/20	3,549,379
1,865,000	7.000%, 04/01/22	1,966,409
1,828,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	1,849,708
	Neiman Marcus Group Ltd., LLC*µ
601,000	8.750%, 10/15/21	630,674
479,000	8.000%, 10/15/21^	497,262
2,761,000	Netflix, Inc.^µ 5.375%, 02/01/21	2,861,086
2,736,000	Numericable Group, SA* 6.000%, 05/15/22	2,800,980
2,517,000	Outerwall, Inc.µ 6.000%, 03/15/19	2,457,221
2,248,000	Penske Automotive Group, Inc.µ 5.375%, 12/01/24	2,290,150
3,777,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	4,322,304
	Ryland Group, Inc.µ
5,375,000	6.625%, 05/01/20^	5,667,266
1,456,000	5.375%, 10/01/22	1,417,780
3,420,000	Service Corp. International^µ 7.500%, 04/01/27	3,851,775

PRINCIPAL AMOUNT		VALUE

2,854,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	$2,893,243
2,930,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	2,774,344
2,932,000	Time, Inc.*^µ 5.750%, 04/15/22	2,840,375
	Toll Brothers Finance Corp.
4,152,000	5.625%, 01/15/24	4,463,400
1,124,000	4.000%, 12/31/18µ	1,142,968

		104,165,818

	Consumer Staples (2.4%)
948,000	Alphabet Holding Company, Inc.^ 7.750%, 11/01/17	824,760
3,567,000	Fidelity & Guaranty Life Holdings, Inc.*µ 6.375%, 04/01/21	3,792,167
4,855,000	JBS USA, LLC*µ 7.250%, 06/01/21	5,021,891
5,277,000	Land O’Lakes, Inc.*^µ 6.000%, 11/15/22	5,652,986
2,445,000	Post Holdings, Inc.µ 7.375%, 02/15/22	2,495,428
3,078,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	3,268,451

		21,055,683

	Energy (9.8%)
3,265,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	2,960,947
	Berry Petroleum Company, LLC
2,443,000	6.375%, 09/15/22µ	1,734,530
684,000	6.750%, 11/01/20	499,320
1,173,000	Bill Barrett Corp.^ 7.000%, 10/15/22	977,256
1,104,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	1,092,960
2,443,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	2,195,646
2,199,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	1,884,268
	Calumet Specialty Products Partners, LPµ
2,248,000	7.625%, 01/15/22	2,042,870
1,544,000	9.625%, 08/01/20^	1,530,490
800,000	6.500%, 04/15/21*	693,000
	Carrizo Oil & Gas, Inc.µ
4,320,000	7.500%, 09/15/20	4,241,700
3,191,000	8.625%, 10/15/18^	3,198,978
5,564,000	Cimarex Energy Company^µ 5.875%, 05/01/22	5,810,902
6,841,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	5,417,217
2,834,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	2,943,818
5,375,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	4,158,906
4,134,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	4,118,497
3,030,000	Halcon Resources Corp.^µ 9.750%, 07/15/20	2,037,675
5,375,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	5,126,406

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Linn Energy, LLCµ
1,466,000	8.625%, 04/15/20	$1,174,633
1,466,000	7.750%, 02/01/21	1,116,909
1,270,000	6.250%, 11/01/19^	973,931
977,000	6.500%, 05/15/19	763,281
	Oasis Petroleum, Inc.µ
4,095,000	6.500%, 11/01/21	3,754,603
1,222,000	6.875%, 01/15/23	1,123,476
2,218,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	1,663,500
2,687,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	2,280,591
1,003,000	Pioneer Energy Services Corp.µ 6.125%, 03/15/22	701,473
1,430,000	Rice Energy, Inc.^ 6.250%, 05/01/22	1,383,525
4,886,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,069,225
1,622,000	Seventy Seven Operating, LLCµ 6.625%, 11/15/19	1,178,991
1,759,000	SM Energy Companyµ 6.500%, 11/15/21	1,737,013
3,518,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	3,298,125
8,307,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	5,347,631
2,717,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,657,566

		86,889,859

	Financials (3.1%)
2,346,000	AON Corp.^µ 8.205%, 01/01/27	3,036,604
5,561,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	5,917,794
1,270,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	1,323,181
2,339,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	2,422,327
1,935,000	iStar Financial, Inc.µ 4.875%, 07/01/18	1,915,650
	Jefferies Finance, LLC*µ
4,153,000	7.375%, 04/01/20	3,851,907
1,175,000	6.875%, 04/15/22	1,060,438
2,238,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	1,945,661
5,375,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	5,702,848

		27,176,410

	Health Care (7.0%)
3,152,000	Alere, Inc.µ 6.500%, 06/15/20	3,213,070
3,670,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	3,913,137
3,069,000	Crimson Merger Sub, Inc.*µ 6.625%, 05/15/22	2,675,784
3,030,000	DaVita HealthCare Partners, Inc.µ 5.125%, 07/15/24	3,111,431
	Endo International, PLC*µ
7,330,000	7.000%, 12/15/20^	7,691,919
977,000	7.000%, 07/15/19	1,025,850
	HCA Holdings, Inc.µ
7,818,000	5.875%, 05/01/23	8,502,075
1,896,000	6.250%, 02/15/21	2,054,790

PRINCIPAL AMOUNT		VALUE

2,932,000	HCA, Inc.µ 7.750%, 05/15/21	$3,139,073
5,624,000	Hologic, Inc.µ 6.250%, 08/01/20	5,870,050
5,375,000	Teleflex, Inc.^µ 6.875%, 06/01/19	5,596,719
6,010,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	6,389,381
	Valeant Pharmaceuticals International, Inc.*
6,059,000	7.000%, 10/01/20µ	6,399,819
362,000	5.500%, 03/01/23	371,503
	VPII Escrow Corp.*
938,000	7.500%, 07/15/21µ	1,029,455
928,000	6.750%, 08/15/18^	987,160

		61,971,216

	Industrials (8.9%)
4,593,000	ACCO Brands Corp.µ 6.750%, 04/30/20	4,900,157
6,059,000	Deluxe Corp.µ 6.000%, 11/15/20	6,301,360
2,815,000	DigitalGlobe, Inc.*µ 5.250%, 02/01/21	2,704,159
5,341,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	5,611,388
2,668,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	2,916,457
2,155,000	Garda World Security Corp.*µ 7.250%, 11/15/21	2,113,247
2,761,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	2,353,752
4,452,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,246,095
	Icahn Enterprises, LPµ
3,772,000	5.875%, 02/01/22	3,861,585
2,306,000	6.000%, 08/01/20	2,428,506
533,000	4.875%, 03/15/19	542,994
3,420,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,700,012
1,398,000	Meritor, Inc.µ 6.750%, 06/15/21	1,455,668
	Michael Baker International, LLC*µ
2,834,000	8.250%, 10/15/18	2,810,974
1,446,000	8.875%, 04/15/19	1,309,534
2,932,000	Navistar International Corp.^ 8.250%, 11/01/21	2,866,030
1,763,000	Nortek, Inc.µ 8.500%, 04/15/21	1,879,799
6,401,000	Rexel, SA*µ 6.125%, 12/15/19	6,721,050
4,750,000	Terex Corp.µ 6.000%, 05/15/21	4,821,250
1,979,000	Titan International, Inc.µ 6.875%, 10/01/20	1,710,598
2,297,000	TransDigm, Inc.µ 5.500%, 10/15/20	2,256,803
1,955,000	Triumph Group, Inc.µ 4.875%, 04/01/21	1,936,672
2,248,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	2,402,550
	United Rentals North America, Inc.µ
5,375,000	7.625%, 04/15/22	5,925,937
1,368,000	6.125%, 06/15/23	1,427,850

		79,204,427

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (5.6%)
3,127,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	$3,347,844
	Amkor Technology, Inc.µ
3,215,000	6.375%, 10/01/22^	3,194,906
918,000	6.625%, 06/01/21	935,213
7,818,000	Belden, Inc.*^µ 5.500%, 09/01/22	7,847,317
2,389,000	Cardtronics, Inc.*µ 5.125%, 08/01/22	2,347,193
1,955,000	Equinix, Inc.µ 5.375%, 04/01/23	2,029,534
6,352,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	6,951,470
3,909,000	J2 Global, Inc.µ 8.000%, 08/01/20	4,226,606
2,942,000	Nuance Communications, Inc.*^µ 5.375%, 08/15/20	2,969,581
1,955,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	2,063,747
4,403,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	4,436,023
3,323,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,468,381
5,375,000	Viasystems, Inc.*µ 7.875%, 05/01/19	5,694,141

		49,511,956

	Materials (4.2%)
1,402,000	Chemtura Corp.µ 5.750%, 07/15/21	1,381,846
	First Quantum Minerals, Ltd.*
1,488,000	7.000%, 02/15/21µ	1,242,480
1,488,000	6.750%, 02/15/20	1,264,800
7,330,000	FMG Resources*^ 8.250%, 11/01/19	6,523,700
4,310,000	Greif, Inc.µ 7.750%, 08/01/19	4,886,463
	INEOS Group Holdings, SA*^
2,150,000	6.125%, 08/15/18	2,070,719
1,173,000	5.875%, 02/15/19	1,115,083
	New Gold, Inc.*µ
3,909,000	7.000%, 04/15/20	3,904,114
1,075,000	6.250%, 11/15/22	1,062,906
2,297,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,350,118
	Sealed Air Corp.*µ
2,008,000	6.500%, 12/01/20	2,225,115
880,000	5.250%, 04/01/23	914,100
5,013,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	5,088,195
2,736,000	United States Steel Corp.µ 6.875%, 04/01/21	2,729,160

		36,758,799

	Telecommunication Services (3.6%)
1,990,000	CenturyLink, Inc.µ 6.750%, 12/01/23	2,236,899
	Frontier Communications Corp.µ
2,719,000	7.625%, 04/15/24	2,880,441
280,000	6.875%, 01/15/25	284,375

PRINCIPAL AMOUNT			VALUE

		Intelsat, SA^
5,473,000		7.750%, 06/01/21µ	$5,445,635
391,000		8.125%, 06/01/23	396,621
2,297,000		SBA Communications Corp.µ 5.625%, 10/01/19	2,408,979
		Sprint Corp.
10,965,000		7.875%, 09/15/23µ	11,163,741
1,446,000		7.125%, 06/15/24^	1,407,139
1,011,000		7.250%, 09/15/21	1,013,527
4,593,000		T-Mobile USA, Inc.µ 6.625%, 04/01/23	4,773,849

			32,011,206

		Utilities (0.9%)
2,932,000		AES Corp.µ 7.375%, 07/01/21	3,271,013
4,847,000		AmeriGas Finance Corp.^µ 7.000%, 05/20/22	5,083,291

			8,354,304

		TOTAL CORPORATE BONDS (Cost $511,476,451)	507,099,678

CONVERTIBLE BONDS (56.2%)
		Consumer Discretionary (11.3%)
6,400,000		HomeAway, Inc.*^ 0.125%, 04/01/19	5,827,648
		Iconix Brand Group, Inc.
5,600,000		1.500%, 03/15/18	6,598,228
2,000,000		2.500%, 06/01/16µ	2,355,620
		Jarden Corp.^
8,015,000		1.125%, 03/15/34*	9,179,499
6,000,000		1.500%, 06/15/19µ	7,995,330
2,350,000		KB Home^µ
		1.375%, 02/01/19	2,158,651
15,850,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)^µ§ 0.750%, 03/30/43	20,591,448
5,050,000		Liberty Media Corp.^ 1.375%, 10/15/23	4,915,140
10,500,000		MGM Resorts International^µ 4.250%, 04/15/15	11,558,715
		Priceline Group, Inc.^
11,500,000		0.350%, 06/15/20	12,296,548
2,800,000		1.000%, 03/15/18µ	3,496,556
2,600,000		Standard Pacific Corp.^µ 1.250%, 08/01/32	2,865,044
12,150,000		Tesla Motors, Inc.^µ 1.250%, 03/01/21	10,486,179

			100,324,606

		Energy (0.9%)
8,500,000		Chesapeake Energy Corp. 2.250%, 12/15/38	7,830,965

		Financials (5.1%)
		Ares Capital Corp.µ
7,300,000		4.750%, 01/15/18^	7,588,058
4,027,000		5.750%, 02/01/16	4,150,126
1,600,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	2,078,761
2,850,000		Health Care REIT, Inc.µ 3.000%, 12/01/29	4,627,844

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,500,000	IAS Operating Partnership, LP*µ 5.000%, 03/15/18	$3,334,782
1,215,000	Jefferies Group, Inc.µ 3.875%, 11/01/29	1,256,407
4,400,000	MGIC Investment Corp.^µ 2.000%, 04/01/20	6,029,760
3,047,000	PRA Group, Inc.µ 3.000%, 08/01/20	3,137,724
4,800,000	Prologis, Inc. 3.250%, 03/15/15	5,548,800
4,200,000	Spirit Realty Capital, Inc.µ 2.875%, 05/15/19	4,295,151
2,900,000	Starwood Property Trust, Inc.µ 4.550%, 03/01/18	3,159,391

		45,206,804

	Health Care (14.7%)
5,288,000	Acorda Therapeutics, Inc.µ 1.750%, 06/15/21	6,170,620
12,528,000	Anthem, Inc.µ 2.750%, 10/15/42	22,919,913
5,711,000	BioMarin Pharmaceutical, Inc.^µ 1.500%, 10/15/20	7,358,681
5,900,000	Cepheid*^ 1.250%, 02/01/21	6,464,836
5,850,000	Cubist Pharmaceuticals, Inc. 1.875%, 09/01/20	8,058,375
3,300,000	Depomed, Inc.µ 2.500%, 09/01/21	3,822,407
3,050,000	Emergent Biosolutions, Inc. 2.875%, 01/15/21	3,509,406
3,450,000	Gilead Sciences, Inc. 1.625%, 05/01/16	15,868,240
2,800,000	Hologic, Inc.^‡ 2.000%, 12/15/37	3,880,730
	Illumina, Inc.*^
6,700,000	0.000%, 06/15/19	7,585,036
6,400,000	0.500%, 06/15/21	7,555,936
1,435,000	Incyte Corp.µ 1.250%, 11/15/20	2,374,150
3,200,000	Insulet Corp.µ 2.000%, 06/15/19	3,138,496
2,900,000	Isis Pharmaceuticals, Inc.*µ 1.000%, 11/15/21	3,517,425
3,300,000	Jazz Investments I, Ltd.*^ 1.875%, 08/15/21	3,830,310
4,750,000	Medicines Company* 2.500%, 01/15/22	5,167,763
3,489,000	Medidata Solutions, Inc.^ 1.000%, 08/01/18	3,741,377
	Molina Healthcare, Inc.µ
4,000,000	1.625%, 08/15/44	4,364,180
3,242,000	1.625%, 08/15/44*	3,554,043
3,200,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	6,733,376

		129,615,300

	Industrials (0.8%)
2,022,000	Air Lease Corp.µ 3.875%, 12/01/18	2,758,230
4,150,000	Huron Consulting Group, Inc.*µ 1.250%, 10/01/19	4,683,213

		7,441,443

PRINCIPAL AMOUNT		VALUE

	Information Technology (22.0%)
6,600,000	AOL, Inc.*^µ 0.750%, 09/01/19	$6,874,329
3,300,000	Citrix Systems, Inc.*^µ 0.500%, 04/15/19	3,420,714
5,150,000	Euronet Worldwide, Inc.*µ 1.500%, 10/01/44	4,921,958
2,700,000	Finisar Corp. 0.500%, 12/15/33	2,581,943
9,700,000	Intel Corp.^ 3.250%, 08/01/39	15,768,223
6,200,000	InvenSense, Inc.^µ 1.750%, 11/01/18	5,792,381
6,600,000	LinkedIn Corp.*µ 0.500%, 11/01/19	6,966,267
14,250,000	Mentor Graphics Corp.^ 4.000%, 04/01/31	17,470,286
6,225,000	Micron Technology, Inc.^ 2.125%, 02/15/33	16,791,128
2,200,000	Novellus Systems, Inc.^µ 2.625%, 05/15/41	4,853,211
5,700,000	NVIDIA Corp. 1.000%, 12/01/18	6,411,103
3,400,000	NXP Semiconductors, NV*^ 1.000%, 12/01/19	3,644,817
8,000,000	ON Semiconductor Corp.^ 2.625%, 12/15/26	9,513,440
5,050,000	Palo Alto Networks, Inc.*^µ 0.000%, 07/01/19	6,591,664
8,800,000	Salesforce.com, Inc.^µ 0.250%, 04/01/18	9,848,872
17,500,000	SanDisk Corp.^µ 0.500%, 10/15/20	18,665,587
11,550,000	ServiceNow, Inc.^µ 0.000%, 11/01/18	13,751,776
	SunEdison, Inc.*^µ
8,378,000	0.250%, 01/15/20	7,827,105
1,531,000	2.000%, 10/01/18	2,179,440
5,125,000	SunPower Corp.µ 0.750%, 06/01/18	6,041,709
3,200,000	Synchronoss Technologies, Inc.µ 0.750%, 08/15/19	3,440,560
2,600,000	Take-Two Interactive Software, Inc.^µ 1.000%, 07/01/18	3,832,855
	Twitter, Inc.*
3,100,000	1.000%, 09/15/21^	2,781,336
3,100,000	0.250%, 09/15/19µ	2,803,563
4,000,000	Verint Systems, Inc.^ 1.500%, 06/01/21	4,260,860
6,700,000	Yahoo!, Inc. 0.000%, 12/01/18	7,247,725

		194,282,852

	Materials (1.4%)
6,950,000	Cemex, SAB de CV^µ 3.250%, 03/15/16	7,537,136
	RTI International Metals, Inc.^
2,800,000	1.625%, 10/15/19	2,589,020
2,600,000	3.000%, 12/01/15µ	2,638,415

		12,764,571

	TOTAL CONVERTIBLE BONDS (Cost $471,818,715)	497,466,541

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
684,000	United States Treasury Note~ 0.250%, 12/15/15 (Cost $683,764)	$684,508

SYNTHETIC CONVERTIBLE SECURITIES (1.5%)¤
Corporate Bonds (1.3%)
	Consumer Discretionary (0.3%)
32,000	Altice, SA*^ 7.750%, 05/15/22	33,100
8,000	Brunswick Corp.*µ 4.625%, 05/15/21	7,955
31,000	Century Communities, Inc.*µ 6.875%, 05/15/22	30,264
45,000	Chrysler Group, LLC 8.000%, 06/15/19	47,531
25,000	Cogeco Cable, Inc.*µ 4.875%, 05/01/20	25,219
139,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	155,680
103,000	Dana Holding Corp.µ 6.750%, 02/15/21	110,017
	DISH DBS Corp.µ
154,000	5.125%, 05/01/20	157,176
124,000	7.875%, 09/01/19^	140,817
91,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	94,356
34,000	GameStop Corp.*^ 5.500%, 10/01/19	34,659
64,000	Golden Nugget Escrow, Inc.*^µ 8.500%, 12/01/21	63,920
30,000	Goodyear Tire & Rubber Companyµ 8.250%, 08/15/20	32,063
54,000	Hasbro, Inc.^µ 6.600%, 07/15/28	64,931
114,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	125,756
	L Brands, Inc.µ
68,000	7.600%, 07/15/37	76,627
44,000	5.625%, 02/15/22	47,795
15,000	6.950%, 03/01/33	16,219
32,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	35,500
	Meritage Homes Corp.µ
77,000	7.150%, 04/15/20	82,246
43,000	7.000%, 04/01/22	45,338
42,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	42,499
	Neiman Marcus Group Ltd., LLC*µ
14,000	8.750%, 10/15/21	14,691
11,000	8.000%, 10/15/21^	11,419
64,000	Netflix, Inc.^µ 5.375%, 02/01/21	66,320
64,000	Numericable Group, SA* 6.000%, 05/15/22	65,520
58,000	Outerwall, Inc.µ 6.000%, 03/15/19	56,623
52,000	Penske Automotive Group, Inc.µ 5.375%, 12/01/24	52,975

PRINCIPAL AMOUNT		VALUE

88,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	$100,705
	Ryland Group, Inc.µ
125,000	6.625%, 05/01/20^	131,797
34,000	5.375%, 10/01/22	33,108
80,000	Service Corp. International^µ 7.500%, 04/01/27	90,100
66,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	66,907
68,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	64,387
68,000	Time, Inc.*^µ 5.750%, 04/15/22	65,875
	Toll Brothers Finance Corp.
97,000	5.625%, 01/15/24	104,275
26,000	4.000%, 12/31/18µ	26,439

		2,420,809

	Consumer Staples (0.1%)
22,000	Alphabet Holding Company, Inc.^ 7.750%, 11/01/17	19,140
83,000	Fidelity & Guaranty Life Holdings, Inc.*µ 6.375%, 04/01/21	88,239
113,000	JBS USA, LLC*µ 7.250%, 06/01/21	116,884
123,000	Land O’Lakes, Inc.*^µ 6.000%, 11/15/22	131,764
57,000	Post Holdings, Inc.µ 7.375%, 02/15/22	58,176
72,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	76,455

		490,658

	Energy (0.2%)
76,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	68,922
	Berry Petroleum Company, LLC
57,000	6.375%, 09/15/22µ	40,470
16,000	6.750%, 11/01/20	11,680
27,000	Bill Barrett Corp.^ 7.000%, 10/15/22	22,494
26,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	25,740
57,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	51,229
51,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	43,701
	Calumet Specialty Products Partners, LPµ
52,000	7.625%, 01/15/22	47,255
36,000	9.625%, 08/01/20^	35,685
19,000	6.500%, 04/15/21*	16,459
	Carrizo Oil & Gas, Inc.µ
100,000	7.500%, 09/15/20	98,187
74,000	8.625%, 10/15/18^	74,185
129,000	Cimarex Energy Company^µ 5.875%, 05/01/22	134,724
159,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	125,908
66,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	68,557
125,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	96,719

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

96,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	$95,640
70,000	Halcon Resources Corp.^µ 9.750%, 07/15/20	47,075
125,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	119,219
	Linn Energy, LLCµ
34,000	8.625%, 04/15/20	27,243
34,000	7.750%, 02/01/21	25,904
30,000	6.250%, 11/01/19^	23,006
23,000	6.500%, 05/15/19	17,969
	Oasis Petroleum, Inc.µ
95,000	6.500%, 11/01/21	87,103
28,000	6.875%, 01/15/23	25,743
52,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	39,000
62,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	52,622
23,000	Pioneer Energy Services Corp.µ 6.125%, 03/15/22	16,086
33,000	Rice Energy, Inc.^ 6.250%, 05/01/22	31,928
114,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	118,275
38,000	Seventy Seven Operating, LLCµ 6.625%, 11/15/19	27,621
41,000	SM Energy Companyµ 6.500%, 11/15/21	40,487
82,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	76,875
193,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	124,244
63,000	Western Refining, Inc.µ 6.250%, 04/01/21	61,622

		2,019,577

	Financials (0.1%)
55,000	AON Corp.^µ 8.205%, 01/01/27	71,191
129,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	137,277
30,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	31,256
54,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	55,924
45,000	iStar Financial, Inc.µ 4.875%, 07/01/18	44,550
	Jefferies Finance, LLC*µ
97,000	7.375%, 04/01/20	89,967
27,000	6.875%, 04/15/22	24,368
52,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	45,207
125,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	132,624

		632,364

	Health Care (0.1%)
73,000	Alere, Inc.µ 6.500%, 06/15/20	74,414
85,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	90,631
71,000	Crimson Merger Sub, Inc.*µ 6.625%, 05/15/22	61,903

PRINCIPAL AMOUNT		VALUE

70,000	DaVita HealthCare Partners, Inc.µ 5.125%, 07/15/24	$71,881
	Endo International, PLC*µ
170,000	7.000%, 12/15/20^	178,394
23,000	7.000%, 07/15/19	24,150
	HCA Holdings, Inc.µ
182,000	5.875%, 05/01/23	197,925
44,000	6.250%, 02/15/21	47,685
68,000	HCA, Inc.µ 7.750%, 05/15/21	72,803
131,000	Hologic, Inc.µ 6.250%, 08/01/20	136,731
125,000	Teleflex, Inc.^µ 6.875%, 06/01/19	130,156
140,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	148,838
	Valeant Pharmaceuticals International, Inc.*
141,000	7.000%, 10/01/20µ	148,931
8,000	5.500%, 03/01/23	8,210
	VPII Escrow Corp.*
22,000	7.500%, 07/15/21µ	24,145
22,000	6.750%, 08/15/18^	23,403

		1,440,200

	Industrials (0.2%)
107,000	ACCO Brands Corp.µ 6.750%, 04/30/20	114,156
141,000	Deluxe Corp.µ 6.000%, 11/15/20	146,640
65,000	DigitalGlobe, Inc.*µ 5.250%, 02/01/21	62,441
124,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	130,278
62,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	67,774
50,000	Garda World Security Corp.*µ 7.250%, 11/15/21	49,031
64,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	54,560
103,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	98,236
	Icahn Enterprises, LPµ
88,000	5.875%, 02/01/22	90,090
54,000	6.000%, 08/01/20	56,869
12,000	4.875%, 03/15/19	12,225
80,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	86,550
32,000	Meritor, Inc.µ 6.750%, 06/15/21	33,320
	Michael Baker International, LLC*µ
66,000	8.250%, 10/15/18	65,464
34,000	8.875%, 04/15/19	30,791
68,000	Navistar International Corp.^ 8.250%, 11/01/21	66,470
41,000	Nortek, Inc.µ 8.500%, 04/15/21	43,716
149,000	Rexel, SA*µ 6.125%, 12/15/19	156,450
110,000	Terex Corp.µ 6.000%, 05/15/21	111,650
46,000	Titan International, Inc.µ 6.875%, 10/01/20	39,761
53,000	TransDigm, Inc.µ 5.500%, 10/15/20	52,073

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

45,000	Triumph Group, Inc.µ 4.875%, 04/01/21	$44,578
52,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	55,575
	United Rentals North America, Inc.µ
125,000	7.625%, 04/15/22	137,812
32,000	6.125%, 06/15/23	33,400

		1,839,910

	Information Technology (0.1%)
73,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	78,156
	Amkor Technology, Inc.µ
75,000	6.375%, 10/01/22^	74,531
21,000	6.625%, 06/01/21	21,394
182,000	Belden, Inc.*^µ 5.500%, 09/01/22	182,682
56,000	Cardtronics, Inc.*µ 5.125%, 08/01/22	55,020
45,000	Equinix, Inc.µ 5.375%, 04/01/23	46,716
148,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	161,967
91,000	J2 Global, Inc.µ 8.000%, 08/01/20	98,394
68,000	Nuance Communications, Inc.*^µ 5.375%, 08/15/20	68,637
45,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	47,503
102,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	102,765
77,000	ViaSat, Inc.µ 6.875%, 06/15/20	80,369
125,000	Viasystems, Inc.*µ 7.875%, 05/01/19	132,422

		1,150,556

	Materials (0.1%)
33,000	Chemtura Corp.µ 5.750%, 07/15/21	32,526
	First Quantum Minerals, Ltd.*
35,000	7.000%, 02/15/21µ	29,225
35,000	6.750%, 02/15/20	29,750
170,000	FMG Resources*^ 8.250%, 11/01/19	151,300
100,000	Greif, Inc.µ 7.750%, 08/01/19	113,375
	INEOS Group Holdings, SA*^
50,000	6.125%, 08/15/18	48,156
27,000	5.875%, 02/15/19	25,667
	New Gold, Inc.*µ
91,000	7.000%, 04/15/20	90,886
25,000	6.250%, 11/15/22	24,719
53,000	PH Glatfelter Companyµ 5.375%, 10/15/20	54,225
	Sealed Air Corp.*µ
47,000	6.500%, 12/01/20	52,082
20,000	5.250%, 04/01/23	20,775
117,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	118,755
64,000	United States Steel Corp.µ 6.875%, 04/01/21	63,840

		855,281

PRINCIPAL AMOUNT		VALUE

	Telecommunication Services (0.1%)
46,000	CenturyLink, Inc.µ 6.750%, 12/01/23	$51,707
	Frontier Communications Corp.µ
63,000	7.625%, 04/15/24	66,741
6,000	6.875%, 01/15/25	6,094
	Intelsat, SA^
127,000	7.750%, 06/01/21µ	126,365
9,000	8.125%, 06/01/23	9,129
53,000	SBA Communications Corp.µ 5.625%, 10/01/19	55,584
	Sprint Corp.
255,000	7.875%, 09/15/23µ	259,622
34,000	7.125%, 06/15/24^	33,086
24,000	7.250%, 09/15/21	24,060
107,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	111,213

		743,601

	Utilities (0.0%)
68,000	AES Corp.µ 7.375%, 07/01/21	75,862
113,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	118,509

		194,371

	TOTAL CORPORATE BONDS	11,787,327

U.S. Government and Agency Security (0.0%)
16,000	United States Treasury Note~ 0.250%, 12/15/15	16,012

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.2%)#
	Consumer Discretionary (0.1%)
3,650	Lennar Corp. Call, 05/15/15, Strike $47.00	757,375

	Health Care (0.1%)
4,085	Mylan, Inc. Call, 04/17/15, Strike $55.00	972,230

	Information Technology (0.0%)
930	Twitter, Inc. Call, 06/19/15, Strike $40.00	353,400

	TOTAL PURCHASED OPTIONS	2,083,005

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $15,078,847)	13,886,344

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (16.8%)
	Consumer Staples (1.7%)
54,000	Bunge, Ltd.^µ 4.875%	5,953,500
30,800	Post Holdings, Inc. 5.250%	2,988,986

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

130,000	Tyson Foods, Inc. 4.750%	$6,288,100

		15,230,586

	Energy (2.2%)
19,133	Chesapeake Energy Corp.*^ 5.750%	19,455,869

	Financials (5.0%)
350,000	Affiliated Managers Group, Inc.^µ 5.150%	21,459,375
64,000	American Tower Corp.^ 5.250%	7,024,000
93,000	Crown Castle International Corp. 4.500%	10,120,260
103,333	Weyerhaeuser Company 6.375%	5,964,381

		44,568,016

	Industrials (3.7%)
58,200	Genesee & Wyoming, Inc.^ 5.000%	6,293,166
	Stanley Black & Decker, Inc.^
91,966	4.750%µ	12,277,461
16,750	6.250%	1,927,422
200,000	United Technologies Corp.^µ 7.500%	11,988,000

		32,486,049

	Telecommunication Services (0.8%)
161,000	Intelsat, SAµ 5.750%	7,053,410

	Utilities (3.4%)
170,000	Dominion Resources, Inc. 6.375%	8,792,400
130,000	Exelon Corp.^ 6.500%	6,806,800
	NextEra Energy, Inc.
185,000	5.799%^	10,767,000
46,000	5.599%	3,291,530

		29,657,730

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $137,054,511)	148,451,660

COMMON STOCKS (2.0%)
	Financials (2.0%)
13,850	American International Group, Inc.µ	676,850
308,685	MetLife, Inc.^µ	14,353,852
190,000	Och-Ziff Capital Management Group, LLC - Class Aµ	2,107,100

	TOTAL COMMON STOCKS (Cost $18,997,621)	17,137,802

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (5.4%)
47,953,352	Fidelity Prime Money Market Fund - Institutional Class (Cost $47,953,352)	$47,953,352

TOTAL INVESTMENTS (139.3%) (Cost $1,203,063,261)		1,232,679,885

LIABILITIES, LESS OTHER ASSETS (-39.3%)		(347,858,074)

NET ASSETS (100.0%)		$884,821,811

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTION (0.0%)#
	Information Technology (0.0%)
930	Twitter, Inc. Call, 06/19/15, Strike $50.00 (Premium $245,307)	(115,320)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $720,188,655. $162,671,948 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 — Borrowings).
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2015.
~	Security, or portion of security, is segregated as collateral for swaps. The aggregate value of such securities is $700,520.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	$55,000,000	$(520,087)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	40,000,000	(406,328)

					$(926,415)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:

Cost basis of investments	$1,214,591,702

Gross unrealized appreciation	76,232,375
Gross unrealized depreciation	(58,144,192)

Net unrealized appreciation (depreciation)	$18,088,183

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $215.0 million and a lending agreement, (“Lending Agreement”) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $215.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2015, the average borrowings under the Agreements were $360.0 million. For the period ended January 31, 2015, the average interest rate was 0.66%. As of January 31, 2015, the amount of total outstanding borrowings was $360.0 million ($180.0 million under the BNP Agreement and $180.0 under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2015 was 0.74%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2015, the Fund used approximately $144.0 million of its cash collateral to offset the SSB Agreement, representing 11.6% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — FAIR VALUE MEASUREMENT

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$507,099,678	$—	$507,099,678
Convertible Bonds	—	497,466,541	—	497,466,541
U.S. Government and Agency Security	—	684,508	—	684,508
Synthetic Convertible Securities (Corporate Bonds)	—	11,787,327	—	11,787,327
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	16,012	—	16,012
Synthetic Convertible Securities (Purchased Options)	2,083,005	—	—	2,083,005
Convertible Preferred Stocks	95,302,400	53,149,260	—	148,451,660
Common Stocks U.S.	17,137,802	—	—	17,137,802
Short Term Investment	47,953,352	—	—	47,953,352

Total	$162,476,559	$1,070,203,326	$—	$1,232,679,885

Liabilities:
Written Option	$115,320	$—	$—	$115,320
Interest Rate Swaps	—	926,415	—	926,415

Total	$115,320	$926,415	$—	$1,041,735

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2015

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2015